Document And Entity Information	Sep. 30, 2021
Document Information [Line Items]
Entity, Registrant Name	Lingo Media Corporation
Document, Type	6-K
Document, Period End Date	Sep. 30, 2021
Entity, File Number	333-98397
Entity, Address, Address Line One	151 Bloor Street West, Suite 609
Entity, Address, City or Town	Toronto
Entity, Address, State or Province	ON
Entity, Address, Country	CA
Entity, Address, Postal Zip Code	M5S 1S4
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0001177167